SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE TRANSLATION (Details)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Period End RMB [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate	0.14558	0.14474	0.15770	0.15735
Period Average RMB [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate	0.14616	0.14896	0.15752	0.15499